LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace & Defense - 0.8%
Mercury Systems, Inc. (a)	60,778	$2,248,786

Banks - 7.7%
Cadence Bank	106,080	3,378,648
Cullen/Frost Bankers, Inc.	9,622	1,076,317
Hilltop Holdings, Inc.	65,006	2,090,593
Home BancShares, Inc./AR	146,877	3,978,898
Pinnacle Financial Partners, Inc.	47,082	4,612,624
UMB Financial Corp.	29,927	3,145,627
Webster Financial Corp.	64,812	3,020,887
		21,303,594

Beverages - 2.0%
Primo Water Corp.	219,278	5,536,770

Broadline Retail - 1.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	44,941	4,368,265

Building Products - 4.2%
CSW Industrials, Inc.	20,493	7,508,430
Zurn Elkay Water Solutions Corp.	117,884	4,236,751
		11,745,181

Capital Markets - 1.7%
Piper Sandler Cos.	16,385	4,650,227

Chemicals - 3.6%
Ecovyst, Inc. (a)	144,052	986,756
Ferroglobe Representation & Warranty Insurance Trust (a)(b)	302,970	0
Hawkins, Inc.	48,811	6,221,938
Quaker Chemical Corp.	17,138	2,887,582
		10,096,276

Communications Equipment - 1.0%
Lumentum Holdings, Inc. (a)	43,303	2,744,544

Construction Materials - 1.5%
Eagle Materials, Inc.	14,319	4,118,860

Consumer Finance - 1.1%
FirstCash Holdings, Inc.	26,246	3,013,041

Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	16,020	2,545,258

Energy Equipment & Services - 2.2%
Archrock, Inc.	150,259	3,041,242
Weatherford International PLC	35,852	3,044,552
		6,085,794

Financial Services - 3.9%
AvidXchange Holdings, Inc. (a)	362,383	2,938,926
Euronet Worldwide, Inc. (a)	30,394	3,015,997
Repay Holdings Corp. (a)	119,937	978,686
Shift4 Payments, Inc. - Class A (a)	42,792	3,791,371
		10,724,980

Food Products - 1.4%
Utz Brands, Inc.	215,437	3,813,235

Health Care Equipment & Supplies - 4.4%
Alphatec Holdings, Inc. (a)	562,248	3,126,099
Enovis Corp. (a)	77,397	3,331,941
Merit Medical Systems, Inc. (a)	35,966	3,554,520
Neogen Corp. (a)	131,975	2,218,499
		12,231,059

Health Care Providers & Services - 4.5%
Ensign Group, Inc.	27,147	3,904,282
HealthEquity, Inc. (a)	40,049	3,278,011
Progyny, Inc. (a)	144,819	2,427,166
R1 RCM Inc. (a)	203,931	2,889,702
		12,499,161

Hotels, Restaurants & Leisure - 6.7%
Bowlero Corp.	322,001	3,780,292
Everi Holdings, Inc. (a)	342,821	4,504,668
Playa Hotels & Resorts NV (a)	378,895	2,936,436
Red Rock Resorts, Inc. - Class A	56,144	3,056,479
Wingstop, Inc.	10,484	4,362,183
		18,640,058

Insurance - 4.1%
Goosehead Insurance, Inc. - Class A (a)	67,565	6,033,554
Palomar Holdings, Inc. (a)	56,625	5,360,689
		11,394,243

IT Services - 1.2%
Perficient Inc. (a)	42,257	3,189,558

Life Sciences Tools & Services - 1.6%
Medpace Holdings, Inc. (a)	13,349	4,455,896

Machinery - 9.3%
Alamo Group, Inc.	19,787	3,564,232
Chart Industries, Inc. (a)	20,882	2,592,292
ESAB Corp.	53,383	5,675,147
Franklin Electric Co., Inc.	30,970	3,246,275
Helios Technologies, Inc.	54,993	2,623,166
ITT, Inc.	31,035	4,640,043
Watts Water Technologies, Inc. - Class A	16,359	3,389,421
		25,730,576

Marine Transportation - 0.6%
Kirby Corp. (a)	13,684	1,675,332

Media - 2.7%
Magnite, Inc. (a)	302,079	4,183,794
Nexstar Media Group, Inc. - Class A	19,553	3,233,089
		7,416,883

Metals & Mining - 1.3%
Materion Corp.	31,279	3,498,869

Oil, Gas & Consumable Fuels - 3.9%
CNX Resources Corp. (a)	136,350	4,440,919
Magnolia Oil & Gas Corp. - Class A	152,130	3,715,015
Northern Oil and Gas, Inc.	41,056	1,453,793
Permian Resources Corp.	79,941	1,087,997
		10,697,724

Personal Care Products - 1.7%
BellRing Brands, Inc. (a)	76,977	4,674,043

Professional Services - 3.1%
CBIZ, Inc. (a)	46,306	3,115,931
NV5 Global, Inc. (a)	33,921	3,170,935
Upwork, Inc. (a)	229,376	2,396,979
		8,683,845

Real Estate Management & Development - 1.4%
FirstService Corp.	21,343	3,894,244

Semiconductors & Semiconductor Equipment - 1.7%
Tower Semiconductor Ltd. (a)	107,168	4,743,256

Software - 8.8%
Altair Engineering, Inc. - Class A (a)	50,660	4,838,537
Appian Corp. - Class A (a)	104,085	3,553,462
Braze, Inc. - Class A (a)	61,456	1,987,487
Five9, Inc. (a)	45,224	1,299,286
LiveRamp Holdings, Inc. (a)	99,950	2,476,761
Q2 Holdings, Inc. (a)	84,765	6,761,704
Workiva Inc. (a)	44,070	3,486,818
		24,404,055

Specialty Retail - 1.4%
Academy Sports & Outdoors, Inc.	64,760	3,779,394

Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	31,208	4,519,230

Trading Companies & Distributors - 2.1%
Global Industrial Co.	78,793	2,676,598
SiteOne Landscape Supply, Inc. (a)	20,432	3,083,393
		5,759,991
TOTAL COMMON STOCKS (Cost $184,631,823)		264,882,228

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.85% (c)	8,305,055	8,305,055
MSILF Government Portfolio - Class Institutional, 4.83% (c)	4,076,623	4,076,622
TOTAL SHORT-TERM INVESTMENTS (Cost $12,381,677)		12,381,677

TOTAL INVESTMENTS - 100.2% (Cost $197,013,500)		277,263,905
Liabilities in Excess of Other Assets - (0.2)%		(459,726)
TOTAL NET ASSETS - 100.0%		$276,804,179

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2024 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2024, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$264,882,228	$–	$–	(a)	$264,882,228
Short-Term Investments	12,381,677	–	–		12,381,677
Total Investments	$277,263,905	$–	$–	(a)	$277,263,905

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
(a) Level 3 security valued at $0.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period. Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.

Description	Level 3 Common Stocks
Balance as of December 31, 2023	$0	(a)
Purchases	-
Sales proceeds	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfers into/(out of) Level 3	-
Balance as of September 30, 2024	$0	(a)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2024	$-

(a) Level 3 security valued at $0.

LKCM Small Cap Equity Fund
Sector Classification
September 30, 2024 (Unaudited)

Sectors:	% Net Assets
Industrials	21.1%
Financials	18.1%
Information Technology	13.0%
Consumer Discretionary	11.3%
Health Care	10.5%
Materials	6.4%
Energy	6.1%
Consumer Staples	5.1%
Cash & Others	4.3%
Communication Services	2.7%
Real Estate	1.4%